DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Direct Operating Costs [Abstract]
Depreciation and amortization	$ 54	$ 70	$ 108	$ 145
Transportation and distribution	40	40	80	80
Operations and maintenance	14	12	29	24
Compensation	15	11	30	20
Cost of inventory	1	2	4	3
Other	7	7	14	14
Total	$ 131	$ 142	$ 265	$ 286